LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–12.25%
Federal Home Loan Mortgage Corp. Reference REMICS Series R007 Class ZA 6.00% 5/15/36	2,653,519	$2,753,587
Federal Home Loan Mortgage Corp. REMICS
Series 2733 Class ME 5.00% 1/15/34	837,482	847,803
Series 2777 Class PG 5.00% 4/15/34	2,387,046	2,423,735
Series 2950 Class LH 5.50% 3/15/35	2,010,801	2,070,329
Series 3228 Class PG 5.50% 10/15/36	1,255,885	1,294,079
Series 3256 Class KE 5.50% 12/15/36	1,220,236	1,258,357
Series 4248 Class HZ 3.00% 9/15/33	1,333,492	1,283,571
Series 4283 Class TZ 3.50% 12/15/33	4,536,656	4,429,515
Series 4483 Class CA 3.00% 6/15/44	1,023,026	987,176
Series 4507 Class ED 3.00% 8/15/44	1,611,953	1,554,722
Series 4669 Class QU 4.50% 9/15/44	1,454,837	1,454,848
Series 4680 Class PA 3.00% 3/15/46	2,782,761	2,644,308
Series 4767 Class LA 3.50% 8/15/46	1,971,087	1,934,910
Series 5092 Class WG 1.00% 4/25/31	5,779,887	5,447,896
Series 5334 Class GA 6.00% 7/25/45	2,219,650	2,265,262
Series 5401 Class VD 6.00% 1/25/35	4,073,484	4,142,422
Series 5422 Class CA 5.50% 5/25/49	1,805,536	1,803,878
Series 5507 Class LA 5.50% 1/25/51	1,471,542	1,475,414
Series 5513 Class CG 5.00% 6/25/51	2,112,958	2,134,181
Series 5514 Class VC 5.00% 2/25/36	4,155,847	4,201,660
Series 5534 Class DA 5.00% 4/25/52	2,993,497	2,998,739
Series 5536 Class PA 5.00% 5/25/54	4,485,217	4,518,909
Series 5558 Class BA 5.50% 7/25/50	2,106,745	2,127,383
Series 5584 Class LV 5.50% 8/25/36	2,897,559	2,955,819
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 5.51% (30 day USD SOFR Average + 1.85%) 11/25/43	2,137,344	2,145,968
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2025-DNA1 Class M2 5.01% (30 day USD SOFR Average + 1.35%) 1/25/45	3,600,000	$3,579,569
Series 2025-DNA2 Class A1 4.76% (30 day USD SOFR Average + 1.10%) 5/25/45	2,187,500	2,187,493
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 Class 2A 6.50% 2/25/43	411	414
Series T-58 Class 2A 6.50% 9/25/43	4,943	5,154
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.16% (30 day USD SOFR Average + 1.50%) 10/25/43	758,831	758,828
Series 2025-R01 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 1/25/45	1,570,000	1,562,026
Series 2025-R02 Class 1M2 5.26% (30 day USD SOFR Average + 1.60%) 2/25/45	2,640,000	2,638,474
•Federal National Mortgage Association Grantor Trust Series 2001-T5 Class A2 7.00% 6/19/41	4,532	4,639
Federal National Mortgage Association REMICS Series 2025-44 Class EV 5.00% 6/25/36	3,371,289	3,390,601
Federal National Mortgage Association REMICS
Series 2005-106 Class XZ 5.50% 12/25/35	1,282,747	1,326,615
Series 2005-29 Class ZE 5.50% 4/25/35	1,248,257	1,270,290
Series 2010-118 Class KH 3.50% 10/25/40	1,388,025	1,358,627
Series 2010-149 Class ZC 4.50% 1/25/41	3,470,384	3,463,422
Series 2011-98 Class BY 4.00% 10/25/31	2,362,433	2,354,116
Series 2012-98 Class ZP 6.00% 9/25/42	2,855,897	2,997,111
Series 2015-28 Class P 2.50% 5/25/45	7,752,962	7,305,772
Series 2020-89 Class A 3.50% 6/25/41	1,799,037	1,743,619
Series 2023-12 Class GB 6.00% 6/25/45	2,415,605	2,442,101
Series 2023-29 Class JA 5.50% 5/25/36	4,090,857	4,114,685
Series 2023-42 Class B 6.00% 7/25/45	2,847,453	2,881,380
LVIP JPMorgan Short Duration Bond Fund–1

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2023-61 Class G 5.50% 1/25/49	1,362,831	$1,368,002
Series 2024-13 Class A 5.50% 5/25/44	3,347,676	3,404,220
Series 2025-29 Class VA 5.50% 12/25/35	2,801,838	2,857,163
Series 2025-4 Class HP 5.50% 2/25/51	2,824,761	2,844,836
Series 2025-62 Class BA 5.50% 11/25/51	1,956,414	1,965,442
Series 2025-62 Class HV 5.00% 8/25/36	2,621,819	2,642,809
Government National Mortgage Association REMICS
Series 2022-173 Class VL 5.50% 9/20/33	1,294,012	1,316,791
Series 2024-84 Class BA 5.75% 11/20/45	2,835,934	2,856,150
Series 2025-113 Class HA 5.50% 3/20/52	2,110,637	2,133,223
Series 2025-113 Class KA 5.50% 8/20/51	2,719,637	2,750,874
Series 2025-2 Class EA 4.50% 9/20/40	2,807,360	2,812,921
Total Agency Collateralized Mortgage Obligations (Cost $133,527,950)		133,491,838
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.60%
•FREMF K-100 Mortgage Trust Series 2019-K100 Class B 3.50% 11/25/52	5,000,000	4,793,455
•FREMF Mortgage Trust
Series 2018-K80 Class B 4.23% 8/25/50	3,000,000	2,952,682
Series 2018-K86 Class B 4.30% 11/25/51	4,340,000	4,290,423
Series 2019-K103 Class B 3.46% 12/25/51	3,250,000	3,100,648
Series 2020-K737 Class C 3.33% 1/25/53	2,315,000	2,289,917
Total Agency Commercial Mortgage-Backed Securities (Cost $17,428,815)		17,427,125
AGENCY MORTGAGE-BACKED SECURITIES–12.13%
Federal Home Loan Mortgage Corp.
2.00% 8/1/32	2,994,901	2,892,579
3.00% 10/1/35	3,887,399	3,703,961
3.00% 5/1/36	9,659,144	9,181,882
5.00% 9/1/35	1,993,092	2,008,480
5.50% 9/1/41	983,496	1,016,179
6.00% 3/1/39	2,495,437	2,593,191
Federal National Mortgage Association
2.00% 7/1/32	3,075,511	2,961,419
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 2/1/32	1,673,360	$1,612,767
2.50% 2/1/35	3,673,419	3,555,707
2.50% 8/1/36	2,109,245	1,994,526
3.00% 10/1/35	13,743,962	13,091,645
3.00% 11/1/35	6,693,485	6,380,570
3.00% 5/1/36	15,768,208	14,999,598
3.50% 12/1/31	3,552,597	3,485,628
3.50% 5/1/32	1,166,288	1,142,924
4.00% 11/1/38	2,985,017	2,941,104
4.36% 5/1/30	4,000,000	4,017,000
4.50% 7/1/40	149,931	146,164
4.62% 4/1/29	3,461,536	3,497,202
4.65% 7/1/30	2,500,000	2,532,786
4.83% 2/1/30	4,457,000	4,550,963
5.00% 6/1/39	3,057,834	3,076,661
5.00% 7/1/47	294,179	297,302
5.03% 1/1/30	3,607,000	3,704,077
5.05% 3/1/29	4,816,000	4,915,011
5.15% 3/1/30	3,400,000	3,520,105
5.29% 5/1/30	3,060,000	3,176,004
5.30% 3/1/29	2,306,814	2,377,649
5.50% 5/1/44	5,191,189	5,360,184
6.00% 3/1/39	4,143,855	4,277,424
6.00% 5/1/40	2,362,305	2,453,429
6.00% 1/1/42	574,119	601,678
6.00% 11/1/43	1,548,801	1,581,062
6.00% 8/1/54	8,323,772	8,492,048
Total Agency Mortgage-Backed Securities (Cost $131,647,873)		132,138,909
CORPORATE BONDS–22.52%
Aerospace & Defense–0.50%
RTX Corp. 5.75% 11/8/26	5,355,000	5,399,590
		5,399,590
Agriculture–0.31%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,417,359
		3,417,359
Auto Manufacturers–0.96%
BMW U.S. Capital LLC 4.40% 3/19/29	2,830,000	2,824,729
Hyundai Capital America 4.90% 6/23/28	5,340,000	5,362,919
Volkswagen Group of America Finance LLC 4.45% 9/11/27	2,300,000	2,293,260
		10,480,908
Banks–11.94%
μAIB Group PLC 6.61% 9/13/29	4,000,000	4,186,363
μBank of America Corp.
4.95% 7/22/28	5,000,000	5,032,291
5.82% 9/15/29	2,670,000	2,754,343
LVIP JPMorgan Short Duration Bond Fund–2

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of Montreal 4.34% 3/19/30	2,380,000	$2,369,568
μBank of Nova Scotia 4.25% 2/2/30	3,050,000	3,022,200
μBNP Paribas SA 4.79% 5/9/29	5,000,000	5,017,775
BPCE SA
3.50% 10/23/27	2,745,000	2,703,893
5.13% 1/18/28	1,065,000	1,077,792
μCaixaBank SA 4.63% 7/3/29	3,520,000	3,525,809
μCanadian Imperial Bank of Commerce 4.86% 3/30/29	5,000,000	5,040,000
μCitigroup, Inc.
4.64% 5/7/28	5,000,000	5,008,272
4.79% 3/4/29	5,000,000	5,025,212
μDanske Bank AS 5.71% 3/1/30	1,940,000	1,995,313
μDeutsche Bank AG
6.72% 1/18/29	708,000	733,520
6.82% 11/20/29	1,440,000	1,511,954
μFifth Third Bank NA 4.97% 1/28/28	2,810,000	2,820,254
μGoldman Sachs Group, Inc.
4.94% 4/23/28	5,000,000	5,024,428
5.05% 7/23/30	3,280,000	3,319,516
μHSBC Holdings PLC
4.40% 3/10/30	1,700,000	1,687,392
5.13% 11/19/28	5,000,000	5,036,450
5.55% 3/4/30	1,268,000	1,299,273
μLloyds Banking Group PLC
4.24% 2/10/30	1,590,000	1,572,874
4.82% 6/13/29	2,000,000	2,011,884
μMorgan Stanley
4.13% 10/18/29	2,775,000	2,742,805
4.24% 1/9/30	1,730,000	1,712,542
5.19% 4/17/31	1,715,000	1,740,542
6.30% 10/18/28	1,854,000	1,902,520
6.41% 11/1/29	694,000	724,325
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,007,575
NatWest Markets PLC 4.79% 3/21/28	5,000,000	5,033,564
μPNC Financial Services Group, Inc.
5.22% 1/29/31	2,670,000	2,723,654
5.30% 1/21/28	2,240,000	2,255,320
μRoyal Bank of Canada 4.50% 8/6/29	2,710,000	2,709,996
μSociete Generale SA 5.25% 5/22/29	2,940,000	2,968,530
State Street Corp. 4.99% 3/18/27	2,080,000	2,094,233
Swedbank AB 5.41% 3/14/29	2,055,000	2,108,458
Toronto-Dominion Bank 4.57% 6/2/28	2,655,000	2,663,183
μU.S. Bancorp
4.65% 2/1/29	223,000	224,020
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp (continued)
5.05% 2/12/31	1,950,000	$1,978,407
5.38% 1/23/30	650,000	665,666
6.79% 10/26/27	1,000,000	1,013,315
μUBS Group AG
4.15% 12/23/29	2,575,000	2,545,549
4.75% 5/12/28	5,000,000	5,013,861
μWells Fargo & Co.
4.18% 1/23/30	1,890,000	1,873,254
4.81% 7/25/28	5,000,000	5,020,754
5.24% 1/24/31	1,490,000	1,518,878
5.71% 4/22/28	5,000,000	5,064,497
		130,081,824
Commercial Services–0.31%
Quanta Services, Inc. 4.30% 8/9/28	3,415,000	3,409,725
		3,409,725
Computers–0.40%
Leidos, Inc. 4.10% 3/15/29	4,340,000	4,297,062
		4,297,062
Diversified Financial Services–1.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,260,986
5.10% 1/19/29	5,820,000	5,896,033
μAmerican Express Co. 4.35% 7/20/29	5,395,000	5,391,147
Aviation Capital Group LLC 3.50% 11/1/27	2,410,000	2,366,340
Avolon Holdings Funding Ltd.
4.70% 1/30/31	2,020,000	1,979,389
4.95% 1/15/28	1,390,000	1,394,575
Lseg U.S. Fin Corp. 4.25% 3/23/29	2,660,000	2,640,613
		20,929,083
Electric–1.82%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,687,010
ENEL Finance International NV 4.13% 9/30/28	1,442,000	1,430,108
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	3,030,463
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,514,211
Southern Co. 4.85% 6/15/28	4,825,000	4,871,007
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	5,290,764	5,316,029
		19,848,828
LVIP JPMorgan Short Duration Bond Fund–3

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.54%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	$1,573,002
CNO Global Funding 4.38% 9/8/28	2,745,000	2,721,598
F&G Global Funding 4.65% 9/8/28	2,750,000	2,715,445
Jackson National Life Global Funding 4.70% 6/5/28	2,785,000	2,783,619
Mutual of Omaha Cos Global Funding 4.51% 6/9/28	3,740,000	3,735,441
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,595,233
Northwestern Mutual Global Funding 4.96% 1/13/30	685,000	693,530
		16,817,868
Miscellaneous Manufacturing–0.41%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,456,816
		4,456,816
Packaging & Containers–0.30%
Amcor Flexibles North America, Inc. 4.25% 3/8/29	3,300,000	3,269,682
		3,269,682
Pipelines–0.64%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,810,254
Kinder Morgan, Inc. 5.10% 8/1/29	2,140,000	2,183,559
		6,993,813
Real Estate Investment Trusts–0.43%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,694,558
		4,694,558
Savings & Loans–0.13%
μNationwide Building Society 4.65% 7/14/29	1,415,000	1,416,277
		1,416,277
Semiconductors–0.47%
Broadcom, Inc. 5.05% 7/12/29	4,460,000	4,552,211
Marvell Technology, Inc. 4.75% 7/15/30	515,000	516,751
		5,068,962
Telecommunications–0.44%
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,819,977
		4,819,977
Total Corporate Bonds (Cost $244,351,124)		245,402,332
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–20.77%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 4.62% (3 mo. USD Term SOFR + 0.95%) 1/21/35	2,150,000	$2,145,294
Ally Bank Auto Credit-Linked Notes Series 2025-B Class C 4.70% 9/15/33	2,212,652	2,218,521
American Credit Acceptance Receivables Trust
Series 2025-1 Class C 5.09% 8/12/31	3,500,000	3,518,841
Series 2025-2 Class C 5.11% 4/14/31	4,000,000	4,026,342
Series 2025-3 Class D 5.19% 7/12/32	3,000,000	2,994,914
Series 2026-1 Class C 4.55% 1/12/33	1,790,000	1,784,272
Series 2026-1 Class D 5.10% 1/12/33	1,858,000	1,844,195
AMSR Trust Series 2026-SFR1 Class A 3.78% 4/17/31	2,314,000	2,172,734
Ansley Park Capital LLC Series 2025-A Class A2 4.43% 4/20/35	3,229,124	3,217,720
ARI Fleet Lease Trust
Series 2024-B Class A2 5.54% 4/15/33	2,228,995	2,240,082
Series 2025-A Class B 4.70% 1/17/34	2,500,000	2,505,958
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class B 1.63% 8/20/27	2,500,000	2,484,849
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 4.65% (3 mo. USD Term SOFR + 0.98%) 1/22/35	2,600,000	2,593,978
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.02% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,700,000	1,700,167
Bridge Trust Series 2025-SFR1 Class A 4.05% 9/17/42	3,893,981	3,733,217
Bridgecrest Lending Auto Securitization Trust
Series 2025-2 Class B 4.81% 8/15/29	2,000,000	2,008,191
Series 2025-2 Class C 5.17% 3/17/31	1,000,000	1,005,269
Series 2025-2 Class D 5.62% 3/17/31	2,250,000	2,267,861
Carvana Auto Receivables Trust Series 2024-N3 Class B 4.67% 12/10/30	4,860,000	4,871,000
•CBAM Ltd. Series 2020-13A Class A 5.36% (3 mo. USD Term SOFR + 1.69%) 1/20/34	7,000,000	7,002,079
LVIP JPMorgan Short Duration Bond Fund–4

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust Series 2025-2A Class A 4.50% 11/15/35	3,275,000	$3,272,838
Drive Auto Receivables Trust
Series 2024-2 Class C 4.67% 5/17/32	2,300,000	2,310,439
Series 2025-1 Class B 4.79% 9/15/32	4,250,000	4,269,455
Enterprise Fleet Financing LLC Series 2023-3 Class A2 6.40% 3/20/30	1,901,212	1,918,309
Exeter Automobile Receivables Trust
Series 2025-2A Class C 5.16% 7/15/31	4,435,000	4,465,723
Series 2025-3A Class B 4.86% 2/15/30	1,915,000	1,926,099
Series 2025-4A Class C 4.57% 6/16/31	1,930,000	1,920,206
FHF Issuer Trust Series 2025-1A Class A2 4.92% 2/15/31	1,339,022	1,338,437
FirstKey Homes Trust Series 2021-SFR3 Class A 2.14% 12/17/38	3,923,173	3,860,065
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	9,000,000	9,104,155
Foundation Finance Trust Series 2025-3A Class A 4.56% 8/15/52	2,104,313	2,087,753
GLS Auto Receivables Issuer Trust Series 2025-2A Class C 5.11% 1/15/31	3,750,000	3,778,806
Hertz Vehicle Financing III LLC Series 2025-3A Class A 5.06% 12/26/29	3,750,000	3,789,274
Hilton Grand Vacations Trust
Series 2025-1A Class A 4.88% 5/27/42	1,843,816	1,848,388
Series 2025-2A Class A 4.54% 5/25/44	808,680	806,101
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	7,131,936	7,182,545
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3 4.62% 4/17/28	5,500,000	5,516,525
Lendmark Funding Trust Series 2025-2A Class A 4.78% 10/20/34	3,885,000	3,875,975
Mariner Finance Issuance Trust Series 2025-AA Class A 4.98% 5/20/38	3,500,000	3,526,046
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust Series 2026-1A Class A 5.34% 2/20/32	2,010,000	$1,996,562
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A Class AR 4.62% (3 mo. USD Term SOFR + 0.95%) 7/16/36	1,150,000	1,146,837
New Residential Mortgage Loan Trust Series 2022-SFR1 Class B 2.85% 2/17/39	2,000,000	1,964,679
•NextGear Floorplan Master Owner Trust Series 2024-1A Class A1 4.57% (30 day USD SOFR Average + 0.90%) 3/15/29	11,000,000	11,040,659
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.66% (3 mo. USD Term SOFR + 0.99%) 7/20/34	2,300,000	2,293,836
Octane Receivables Trust Series 2025-RVM1 Class B 4.83% 12/20/46	1,143,000	1,140,198
OneMain Direct Auto Receivables Trust Series 2026-1A Class A 4.49% 12/14/33	3,500,000	3,473,322
Oportun Issuance Trust Series 2025-B Class A 4.88% 5/9/33	4,000,000	4,006,781
PFS Financing Corp.
Series 2024-B Class A 4.95% 2/15/29	8,900,000	8,953,517
•Series 2025-A Class A 4.32% (30 day USD SOFR Average + 0.65%) 1/15/29	11,500,000	11,513,608
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	2,912,450	2,917,767
Progress Residential Trust
Series 2024-SFR4 Class A 3.10% 7/17/41	3,239,922	3,073,302
Series 2025-SFR6 Class A 4.00% 12/17/42	2,383,000	2,300,393
φRCKT Mortgage Trust Series 2026-CES2 Class A1A 4.76% 2/25/56	2,826,606	2,795,490
Republic Finance Issuance Trust Series 2025-A Class A 4.59% 11/20/34	1,411,000	1,404,745
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	6,550,000	6,620,202
Series 2025-2 Class D 5.47% 5/15/31	2,000,000	2,022,900
LVIP JPMorgan Short Duration Bond Fund–5

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2024-1A Class B 5.35% 1/20/43	1,005,040	$1,011,740
Series 2024-2A Class B 5.29% 6/20/41	1,623,398	1,626,421
Stream Innovations Issuer Trust Series 2025-1A Class A 5.05% 9/15/45	2,436,461	2,444,222
φTowd Point Mortgage Trust Series 2026-CES2 Class A1A 4.72% 2/25/66	3,321,659	3,278,223
Toyota Auto Receivables Owner Trust Series 2024-A Class A3 4.83% 10/16/28	814,659	818,175
United Auto Credit Securitization Trust Series 2025-1 Class B 5.05% 2/10/28	1,222,000	1,223,393
Verdant Receivables LLC Series 2025-1A Class A3 4.96% 5/12/33	2,000,000	2,018,981
Verizon Master Trust
Series 2024-3 Class A1A 5.34% 4/22/30	5,500,000	5,572,519
Series 2025-1 Class B 4.94% 1/21/31	5,000,000	5,051,855
Veros Auto Receivables Trust Series 2025-1 Class A 5.31% 9/15/28	861,125	863,912
Westlake Automobile Receivables Trust
Series 2024-3A Class C 4.92% 11/15/29	3,500,000	3,520,625
Series 2025-1A Class D 5.54% 11/15/30	3,000,000	3,023,750
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	4,015,035	4,040,858
World Omni Auto Receivables Trust Series 2022-D Class A3 5.61% 2/15/28	7,517	7,533
Total Non-Agency Asset-Backed Securities (Cost $225,650,935)		226,299,628
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.52%
φOBX Trust Series 2023-NQM8 Class A1 7.05% 9/25/63	2,314,099	2,324,617
φVerus Securitization Trust Series 2023-6 Class A1 6.67% 9/25/68	3,350,576	3,361,485
Total Non-Agency Collateralized Mortgage Obligations (Cost $5,664,583)		5,686,102
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.85%
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	2,000,000	$1,847,901
CD Mortgage Trust Series 2019-CD8 Class A4 2.91% 8/15/57	5,000,000	4,681,349
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	2,750,000	2,792,666
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,280,577)		9,321,916
U.S. TREASURY OBLIGATIONS–26.55%
U.S. Treasury Notes
3.38% 9/15/28	18,105,000	17,918,292
3.50% 11/15/28	21,562,500	21,388,147
3.50% 12/15/28	9,120,000	9,044,475
3.50% 1/15/29	10,415,000	10,326,310
3.50% 3/15/29	31,665,000	31,385,458
3.63% 8/31/27	850,000	847,476
3.63% 8/15/28	1,442,100	1,435,960
3.63% 9/30/30	2,335,000	2,305,904
3.75% 4/30/27	6,860,000	6,857,090
3.75% 6/30/27	442,900	442,554
3.88% 7/31/27	815,000	815,318
3.88% 6/15/28	20,405,000	20,432,100
3.88% 7/15/28	30,340,000	30,375,555
3.88% 6/30/30	4,645,000	4,637,924
4.13% 2/28/27	52,117,300	52,287,495
4.25% 2/15/28	78,155,000	78,753,374
Total U.S. Treasury Obligations (Cost $288,878,434)		289,253,432

	Number of Shares
MONEY MARKET FUND–4.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	45,869,566	45,869,566
Total Money Market Fund (Cost $45,869,566)		45,869,566

	Principal Amount°
SHORT-TERM INVESTMENTS—1.02%
U.S. Treasury Obligations–1.02%
≠U.S. Treasury Bills
0.00% 5/14/26	9,235,000	9,194,843
0.00% 7/2/26	1,970,000	1,951,860
Total Short-Term Investments (Cost $11,143,383)		11,146,703

LVIP JPMorgan Short Duration Bond Fund–6

LVIP JPMorgan Short Duration Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–102.42% (Cost $1,113,443,240)	$1,116,037,551

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.42%)	(26,410,802)
NET ASSETS APPLICABLE TO 115,897,332 SHARES OUTSTANDING–100.00%	$1,089,626,749

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(215)	CBOT 10 Year U.S. Treasury Notes Futures	$(23,875,078)	$(24,356,605)	6/18/26	$481,526	$—
1,480	CBOT 2 Year U.S. Treasury Notes Futures	307,019,062	309,044,026	6/30/26	—	(2,024,964)
(756)	CBOT 5 Year U.S. Treasury Notes Futures	(81,783,844)	(82,999,419)	6/30/26	1,215,575	—
(1)	CBOT U.S. Long Bond Futures	(113,875)	(116,975)	6/18/26	3,100	—
(23)	Ultra 10 Year U.S. Treasury Notes Futures	(2,610,860)	(2,669,400)	6/18/26	58,541	—
Total Futures Contracts					$1,758,742	$(2,024,964)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
HSBC–Hong Kong and Shanghai Banking Corporation
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
LVIP JPMorgan Short Duration Bond Fund–7